Aquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Acquisitions

Note 19 – Acquisitions

On October 14, 2011, the Company acquired all of the outstanding common shares of Allegiance Community Bank (“Allegiance”) and thereby acquired all of Allegiance Community Bank’s two branch locations. Under the terms of the merger agreement, Allegiance stockholders received 0.35 of a share of BCB Bancorp, Inc. common stock at a price of $9.57 per share in exchange for each share of Allegiance common stock, resulting in BCB Bancorp, Inc. issuing 644,434 common shares of BCB Bancorp, Inc. common stock with an acquisition date fair value of $6.2 million.

The results of Allegiance’s operations are included in our Consolidated Statements of Operations from the date of acquisition. In connection with the merger, the consideration paid and the net assets acquired were recorded at the estimated fair value on the date of acquisition, as summarized in the following table (In thousands).

Consideration paid
BCB Community Bancorp, Inc. common stock issued	$ 6,167
Cash paid on fractional shares	1
$ 6,168

Estimated amounts of identifiable assets acwquired and liabilities assumed, at fair value
Cash and cash equivalents	$5,902
Investment securities	34,969
Loans receivable	88,911
Federal Home Loan Bank of New York stock	819
Premises and equipment	1,618
Interest Receivable	443
Deferred income taxes	1,418
Other assets	1,057
Deposits	(111,365)
Borrowings	(15,458)
Other liabilities	(984)

Total identifiable net assets	7,330

Gain on bargain purchase recognized in non-interest income	$ 1,162

ASC 805 “Business Combinations,” permits the use of provisional amounts for the assets acquired and liabilities assumed when the information at acquisition date is incomplete. During the measurement period, which is one year from the acquisition date, amounts provisionally assigned to the acquisition may be adjusted based on new information obtained during the measurement period. Under no circumstances may the measurement period exceed one year from the acquisition date. No adjustments were made during 2012.

The securities portfolio acquired consisted primarily of FHLMC and FNMA mortgage backed securities which were valued as of October 14, 2011 based on matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted prices.

We estimated the fair value for most loans acquired from Allegiance by utilizing a methodology wherein loans with comparable characteristics were aggregated by type of collateral, remaining maturity and repricing terms. Cash flows for each pool were estimated using an estimate of future credit losses and an estimated rate of prepayments. Projected monthly cash flows were then discounted to present value using a risk-adjusted market rate for similar loans. To estimate the fair value of the remaining loans, we analyzed the value of the underlying collateral of the loans, assuming the fair values of the loans are derived from the eventual sale of the collateral. The value of the collateral was based on recently completed appraisals adjusted to the valuation date based on recognized industry indicies. We discounted these values using market derived rates of return with consideration given to the period of time and costs associated with the foreclosure and disposition of the collateral. There was no carryover of Allegiance’s allowance for credit losses associated with the loans we acquired in accordance with applicable accounting guidance. Information about the acquired Allegiance loan portfolio as of October 14, 2011 is as follows (in thousands):

$ 107,760
(1,531)
106,229
17,318
$ 88,911

Contractually required principal and interest at acquisition

Contractual cash flows not expected to be collected (nonaccretabale discount)

Expected cash flows at acquisition

Interest component of expected cash flows (accretable discount)

Fair value of acquired loans

Note 19 – Acquisitions (Continued)

The fair value of the office buildings and land is based upon independent third-party appraisals of the properties.

The fair value of savings and transaction deposit accounts acquired from Allegiance was assumed to approximate the carrying value as these accounts have no stated maturity and are payable on demand. Certificates of deposit accounts were valued by calculating the discounted cash flow. The discounted cash flows, at an individual account level, were then aggregated together by category type to determine the market value of each time deposit category. The market values of all time deposit categories were added together to determine the total market value of the time deposit portfolio. The discount rate utilized for the discounted cash flow of each time deposit category was calculated based upon the median interest rate for market time deposits nearest the weighted average remaining maturity for that time deposit category.

The fair value of borrowings assumed was determined by estimating projected future cash outflows and discounting them at the current market rate of interest for similar type of borrowings.

Direct costs related to the acquisition were expensed as incurred. During the year ended December 31, 2011, we incurred $538,000 in merger related expenses related to the transaction, including $533,000 in professional services and $5,000 in other non-interest expenses.

On July 6, 2010, the Company acquired all of the outstanding common shares of Pamrapo Bancorp, Inc. (“Pamrapo”), the parent company of Pamrapo Savings Bank, and thereby acquired all of Pamrapo Savings Bank’s 10 branch locations. Under the terms of the merger agreement, Pamrapo stockholders received 1.0 share of BCB Bancorp, Inc. common stock in exchange for each share of Pamrapo common stock, resulting in us issuing 4.9 million common shares of BCB Bancorp, Inc. common stock with an acquisition date fair value of $38.6 million. Also under the terms of the merger agreement, Pamrapo stock options were converted to BCB Bancorp, Inc. stock options. There were 28,000 Pamrapo options outstanding that had a fair value of $0.00 on the date of acquisition. The strike price of the options acquired ranged from $18.41-$29.25.

The merger with Pamrapo presents a unique opportunity to merge with a leading community financial institution that will strengthen the earning power of BCB Bancorp, as well as the added scale to undertake and solidify leadership positions in key business lines.

The results of Pamrapo’s operations are included in our Consolidated Statements of Operations from the date of acquisition.  In connection with the merger, the consideration paid and the net assets acquired were recorded at estimated fair value on the date of acquisition, as summarized in the following table, (in thousands).

Consideration paid
BCB Community Bancorp, Inc. common stock issued	$38,645

Recognized amounts of identifiable assets acquired and liabilities assumed, at fair value
Cash and cash equivalents	$22,979
Investment securities	86,770
Loans receivable	412,142
Federal Home Loan Bank of New York stock	2,878
Property held for sale	1,017
Premises and equipment	5,938
Other real estate owned	789
Interest receivable	1,905
Deferred income taxes	1,820
Other assets	1,264
Deposits	(435,810)
Borrowings	(43,815)
Other liabilities	(6,650)

Total identifiable net assets	51,227

Gain on bargain purchase recognized in non-interest income	$12,582

The securities portfolio acquired consisted primarily of FHLMC and FNMA mortgage backed securities which were valued as of July 6, 2010 based on matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted prices.

Note 19 – Acquisitions (Continued)

We estimated the fair value for most loans acquired from Pamrapo by utilizing a methodology wherein loans with comparable characteristics were aggregated by type of collateral, remaining maturity and repricing terms. Cash flows for each pool were estimated using an estimate of future credit losses and an estimated rate of prepayments. Projected monthly cash flows were then discounted to present value using a risk-adjusted market rate for similar loans. To estimate the fair value of the remaining loans, we analyzed the value of the underlying collateral of the loans, assuming the fair values of the loans are derived from the eventual sale of the collateral. The value of the collateral was based on recently completed appraisals adjusted to the valuation date based on recognized industry indicies. We discounted these values using market derived rates of return with consideration given to the period of time and costs associated with the foreclosure and disposition of the collateral. There was no carryover of Pamrapo’s allowance for credit losses associated with the loans we acquired in accordance with applicable accounting guidance. Information about the acquired Pamrapo loan portfolio as of July 6, 2010 is as follows (in thousands):

$ 649,871
(7,924)
641,947
229,805
$ 412,142

Contractually required principal and interest at acquisition

Contractual cash flows not expected to be collected (nonaccretabale discount)

Expected cash flows at acquisition

Interest component of expected cash flows (accretable discount)

Fair value of acquired loans

The fair value of the office buildings and land is based upon independent third-party appraisals of the properties.

The fair value of other real estate owned is based upon independent third-party appraisals of the properties.

The fair value of savings and transaction deposit accounts acquired from Pamrapo was assumed to approximate the carrying value as these accounts have no stated maturity and are payable on demand. Certificates of deposit accounts were valued by calculating the discounted cash flow. The discounted cash flows, at an individual account level, were then aggregated together by category type to determine the market value of each time deposit category. The market values of all time deposit categories were added together to determine the total market value of the time deposit portfolio. The discount rate utilized for the discounted cash flow of each time deposit category was calculated based upon the median interest rate for market time deposits nearest the weighted average remaining maturity for that time deposit category.

The fair value of borrowings assumed was determined by estimating projected future cash outflows and discounting them at the current market rate of interest for similar type of borrowings.

Direct costs related to the acquisition were expensed as incurred. During the twelve months ended December 31, 2010, we incurred $644,000 in merger related expenses related to the transaction, including $622,000 in professional services and $22,000 in other non-interest expenses.

The following table presents unaudited pro forma information, (in thousands), as if the acquisition of Allegiance had occurred on January 1, 2010. This pro forma information gives effect to certain adjustments, including purchase accounting fair value adjustments, amortization of fair value adjustments and related income tax effects. The pro forma information does not necessarily reflect the results of operations that would have occurred had the Company merged with Allegiance at the beginning of 2011 or 2010. In particular, potential cost savings are not reflected in the unaudited pro forma amounts.

	Pro forma
	Twelve months ended
	December 31, 2011	December 31, 2010

Net interest income	$41,734	$28,363
Noninterest income	2,452	15,480
Noninterest expense	30,864	25,203
Net income	6,237	14,475

The amounts of revenue and earnings attributable to Allegiance since the acquisition date included in the consolidated statement of income for the year ended December 31, 2011 are not disclosed due to the fact that the information is impracticable to provide.